Expense Example - Philotimo Focused Growth and Income Fund - Philotimo Focused Growth and Income Fund Class	Aug. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	$ 1,735